Financial Instruments by Category (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Liabilities
Total financial liabilities		R$ 2,002,839
Liabilities - Amortized cost [member]
Liabilities
Total financial liabilities		1,976,636	R$ 1,959,089
Liabilities - Amortized cost [member] | Bonds and financing
Liabilities
Total financial liabilities		791,763	842,996
Liabilities - Amortized cost [member] | Lease liabilities
Liabilities
Total financial liabilities		96,657	140,563
Liabilities - Amortized cost [member] | Reverse factoring
Liabilities
Total financial liabilities		263,948	155,469
Liabilities - Amortized cost [member] | Suppliers
Liabilities
Total financial liabilities		221,291	250,647
Liabilities - Amortized cost [member] | Accounts payable for business combination and acquisition of associates
Liabilities
Total financial liabilities		587,917	569,360
Liabilities - Amortized cost [member] | Other liabilities - related parties
Liabilities
Total financial liabilities		15,060	54
Liabilities - Fair value through profit or loss [member]
Liabilities
Total financial liabilities		26,203	55,917
Liabilities - Fair value through profit or loss [member] | Accounts payable for business combination and acquisition of associates | Level 3
Liabilities
Total financial liabilities	[1]	26,203	55,917
Assets - Amortized cost [member]
Assets
Total financial assets		802,618	697,631
Assets - Amortized cost [member] | Cash and cash equivalents
Assets
Total financial assets		95,864	45,765
Assets - Amortized cost [member] | Trade receivables
Assets
Total financial assets		697,512	649,135
Assets - Amortized cost [member] | Other receivables
Assets
Total financial assets		2,085	972
Assets - Amortized cost [member] | Related parties – other receivables
Assets
Total financial assets		7,157	1,759
Assets - Fair value through profit or loss [member]
Assets
Total financial assets		255,821	388,786
Assets - Fair value through profit or loss [member] | Marketable securities | Level 1
Assets
Total financial assets		245,942	380,514
Assets - Fair value through profit or loss [member] | Other investments and interests in entities | Level 1
Assets
Total financial assets		R$ 9,879	R$ 8,272

[1]	Refers to a earn out remeasured based on economic activity of the acquired entity (post-closing price adjustments). Valuation techniques and significant unobservable inputs related to measurement are described below, except for the acquisition of a call option mentioned in note 5.1.